Trade Receivables and Trade Payables - Schedule of Allowance for Expected Credit Losses (Details)	1 Months Ended
	Jan. 31, 2024 MYR (RM)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 MYR (RM)	Jan. 31, 2023 USD ($)
Schedule of Allowance for Expected Credit Losses [Line Items]
Balance at beginning	RM 27,549	$ 6,156	RM 27,549	$ 6,000
Charge for the year	580,425	129,689
Reversal during the year	(27,549)	(6,156)
Balance at ending	580,425	$ 129,689	27,549	$ 6,000
ECL – not credit impaired [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
Balance at beginning
Charge for the year	95,976
Reversal during the year
Balance at ending	95,976
ECL – credit impaired [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
Balance at beginning	27,549		27,549
Charge for the year	484,449
Reversal during the year	(27,549)
Balance at ending	RM 484,449		RM 27,549